Available-for-sale debt securities - Summary of Details of Available-for-sale Debt Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 0	$ 239,899
Unrealized Gains	0	239
Unrealized Losses	0	(15)
Fair Value	0	240,123
US Treasury Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	0	111,379
Unrealized Gains	0	40
Unrealized Losses	0	(12)
Fair Value	0	111,407
US Government Agencies Debt Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	0	128,520
Unrealized Gains	0	199
Unrealized Losses	0	(3)
Fair Value	$ 0	$ 128,716